Concentration of risk (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Concentration Risk [Line Items]
Deposit Assets	$ 3,455,749		$ 4,994,497
CDIC insured limit	3,080,283		4,605,818
Cash balance	3,675,558	$ 5,242,616	5,113,317
Credit Risk [Member]
Concentration Risk [Line Items]
Cash balance	$ 219,809		$ 118,820
Revenue Benchmark [Member] | First Customer [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	80.00%	73.80%
Revenue Benchmark [Member] | Second Customer [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage		20.00%
Accounts Receivable [Member] | First Customer [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	100.00%	86.00%
Accounts Receivable [Member] | Second Customer [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage		11.40%
Total Purchases [Member] | First Vendors [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	24.10%	42.70%
Total Purchases [Member] | Second Vendors [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	14.30%	27.90%
Total Purchases [Member] | Third Vendors [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	13.20%	13.00%
Total Purchases [Member] | Fourth Vendors [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	11.00%
Accounts Payable [Member] | First Vendors [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	34.60%
Accounts Payable [Member] | Second Vendors [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	22.20%
Accounts Payable [Member] | Third Vendors [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	19.30%
Accounts Payable [Member] | Frist Vendor [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage		43.10%
Accounts Payable [Member] | Second Vendor [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage		22.20%
Accounts Payable [Member] | Third Vendor [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage		17.30%